ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details)	Mar. 15, 2022 shares
Corporate information and statement of IFRS compliance [abstract]
Exchangeable shares received for every two LP Units held (in shares)	1
Exchange ratio, exchangeable shares (in shares)	0.5